Allianz Life Insurance Company of North America
Erik T. Nelson
Associate General Counsel, Senior Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-7453
erik.nelson@allianzlife.com
www.allianzlife.com

VIA EDGAR
May 5, 2023
Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, DC  20549-4644

Re:  Allianz Life Variable Account B
        Registration Statement Nos. 333-182987 and 811-05618

Dear Sir/Madam:
Pursuant to Securities Act Rule 497(j), I hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the most recent post-effective Amendment, which Amendment has been filed electronically.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-7453.
Sincerely,
Allianz Life Insurance Company of North America

By:  /s/ Erik T. Nelson
            Erik T. Nelson